ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Assets Liabilities Results of Variable Interest Entities (Parentheticals) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Organization Consolidation And Presentation Of Financial Statements
Allowanace for doubtful debt on accounts receivable current	¥ 47,962	$ 6,954	¥ 32,265	$ 4,678	¥ 15,770	¥ 22,894
Variable Interest Entity, Primary Beneficiary [Member]
Organization Consolidation And Presentation Of Financial Statements
Allowanace for doubtful debt on accounts receivable current	¥ 32,413	$ 4,699	¥ 30,082